Condensed Combined Carve-out Balance Sheets (Parenthetical) - Mother Earth's Storehouse, Inc. [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Capital stock, par value	$ 0	$ 0
Capital stock, shares authorized	100	100
Capital stock, shares issued	100	100
Capital stock, shares outstanding	100	100